IFRS 7 Disclosure (Market Risk - Portfolio Market Risk Measures) (Details) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Market Risk [Table]
Total VaR (one-day measure)	$ 26.2
Idiosyncratic debt specific risk [member]
Market Risk [Table]
Total VaR (one-day measure)	18.1
Risk diversification effect [member]
Market Risk [Table]
Total VaR (one-day measure)	(50.7)
Interest rate risk [member]
Market Risk [Table]
Total VaR (one-day measure)	15.4
Credit risk [member]
Market Risk [Table]
Total VaR (one-day measure)	29.6
Equity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	8.5
Currency risk [member]
Market Risk [Table]
Total VaR (one-day measure)	1.6
Commodity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	3.7
Average risk [member]
Market Risk [Table]
Total VaR (one-day measure)	30.2	$ 34.6	$ 53.0
Average risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Table]
Total VaR (one-day measure)	20.9	26.2	38.9
Average risk [member] | Risk diversification effect [member]
Market Risk [Table]
Total VaR (one-day measure)	(51.2)	(56.9)	(62.7)
Average risk [member] | Interest rate risk [member]
Market Risk [Table]
Total VaR (one-day measure)	17.8	21.2	24.1
Average risk [member] | Credit risk [member]
Market Risk [Table]
Total VaR (one-day measure)	29.4	30.6	29.2
Average risk [member] | Equity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	7.2	6.8	10.6
Average risk [member] | Currency risk [member]
Market Risk [Table]
Total VaR (one-day measure)	2.4	2.8	4.8
Average risk [member] | Commodity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	3.7	$ 3.9	$ 8.1
High risk [member]
Market Risk [Table]
Total VaR (one-day measure)	40.1
High risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Table]
Total VaR (one-day measure)	29.7
High risk [member] | Interest rate risk [member]
Market Risk [Table]
Total VaR (one-day measure)	25.5
High risk [member] | Credit risk [member]
Market Risk [Table]
Total VaR (one-day measure)	35.0
High risk [member] | Equity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	8.7
High risk [member] | Currency risk [member]
Market Risk [Table]
Total VaR (one-day measure)	4.5
High risk [member] | Commodity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	4.6
Low risk [member]
Market Risk [Table]
Total VaR (one-day measure)	21.8
Low risk [member] | Idiosyncratic debt specific risk [member]
Market Risk [Table]
Total VaR (one-day measure)	13.8
Low risk [member] | Interest rate risk [member]
Market Risk [Table]
Total VaR (one-day measure)	12.1
Low risk [member] | Credit risk [member]
Market Risk [Table]
Total VaR (one-day measure)	23.9
Low risk [member] | Equity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	5.6
Low risk [member] | Currency risk [member]
Market Risk [Table]
Total VaR (one-day measure)	1.2
Low risk [member] | Commodity price risk [member]
Market Risk [Table]
Total VaR (one-day measure)	$ 2.6